Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 12,064	$ 11,493	$ 11,132
Effect of eliminating early measurement date			11
Service cost	210	176	199
Interest cost	652	688	629
Plan amendments	4		13
Actuarial losses (gains)	1,140	380	222
Benefits paid - gross	(820)	(796)	(713)
Curtailments, settlements and special termination benefits	(235)	123
Acquisitions / other	9
Benefit obligation, end of year	13,024	12,064	11,493
Accumulated benefit obligation, end of year	12,558	11,357	10,681
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	5.10%	5.70%	6.10%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	3,542	3,219	3,012
Effect of eliminating early measurement date			26
Service cost	92	86	92
Interest cost	162	146	156
Plan amendments	35
Actuarial losses (gains)	153	45	(18)
Foreign currency exchange rates	34	322	(534)
Participant contributions	9	10	14
Benefits paid - gross	(168)	(212)	(155)
Curtailments, settlements and special termination benefits	(52)	(74)
Acquisitions / other	60		626
Benefit obligation, end of year	3,867	3,542	3,219
Accumulated benefit obligation, end of year	3,504	3,082	2,938
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.60%	4.80%	4.50%
Rate of compensation increase (as a percent)	4.20%	4.20%	3.80%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,537	5,017	5,455
Service cost	68	70	87
Interest cost	245	280	307
Plan amendments		(549)
Actuarial losses (gains)	602	(58)	(522)
Foreign currency exchange rates	14	29	(19)
Participant contributions	45	51	41
Benefits paid - gross	(379)	(390)	(351)
Less: federal subsidy on benefits paid	15	21	19
Curtailments, settlements and special termination benefits		66
Acquisitions / other	37
Benefit obligation, end of year	5,184	4,537	5,017
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	5.00%	5.60%	6.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	19
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(15)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	311
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (266)